Financial Instruments - Summary of Percentage of Revenues (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Revenue from top customer	3.20%	3.10%	3.60%
Revenue from top ten customers	18.10%	19.20%	19.00%